employee future benefits - Pension plans (Details)	12 Months Ended
Dec. 31, 2023
TELUS Corporation Pension Plan
employee future benefits
Pensionable remuneration period of best years	5 years
Pensionable remuneration reference period	10 years
Pension Plan for Management and Professional Employees of TELUS Corporation
employee future benefits
Indexation of annual increase in a specified cost-of-living index (as a per cent)	100.00%
Annual maximum increase in pension benefits (as a per cent)	2.00%
Pensionable remuneration period of best years	60 months
TELUS Quebec Defined Benefit Pension Plan
employee future benefits
Percentage to total defined benefit obligation	10.00%
Indexation of annual increase in a specified cost-of-living index (as a per cent)	0.00%
Pensionable remuneration period of best years	4 years
TELUS Edmonton Pension Plan
employee future benefits
Indexation of annual increase in a specified cost-of-living index (as a per cent)	60.00%
Pensionable remuneration period of best years	60 months
Maximum | TELUS Corporation Pension Plan
employee future benefits
Indexation of annual increase in a specified cost-of-living index (as a per cent)	70.00%
Maximum | Non-registered, non-contributory supplementary defined benefit pension plans employee future benefits
Percentage to total defined benefit obligation	5.00%